Inventory (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021
Inventories [Abstract]
Raw material	$ 4,620,138		$ 4,620,138		$ 850,416
Finished goods	585,306		585,306		347,391
Current spare parts	695,487		695,487		61,774
Inventory	5,900,931		5,900,931		$ 1,259,581
Cost of inventories recognised as expense	7,557,033	$ 2,156,737	14,549,024	$ 4,647,468
Write-down of finished goods		(420,139)	81,479	645,095
Write-down of raw materials	971,979	148,522	$ 998,880	$ 94,765
Borrowing costs capitalised	$ 3,325,754	$ 0